The Growth Fund of America®
Investment portfolio
May 31, 2026
unaudited

Common stocks 94.60% Information technology 38.05%	Shares	Value (000)
NVIDIA Corp.	103,957,959	$21,949,683
Broadcom, Inc.	40,997,819	18,316,596
Microsoft Corp.	33,166,941	14,933,084
Taiwan Semiconductor Manufacturing Co., Ltd.	117,696,875	8,848,259
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	2,992,827	1,252,349
Micron Technology, Inc.	9,852,239	9,566,524
Apple, Inc.	19,291,845	6,020,213
Intel Corp. (a)	48,742,506	5,589,791
SK hynix, Inc.	2,762,905	4,277,278
Strategy, Inc., Class A (a)	23,499,123	3,738,475
Shopify, Inc., Class A, subordinate voting shares (a)	31,357,737	3,722,477
Cloudflare, Inc., Class A (a)	15,271,480	3,692,949
ASML Holding NV (ADR)	1,181,226	1,905,034
ASML Holding NV	1,036,424	1,674,064
KLA Corp.	1,543,243	2,965,666
Oracle Corp.	12,545,080	2,832,428
Amphenol Corp., Class A	17,960,833	2,671,854
Applied Materials, Inc.	5,925,643	2,666,895
Samsung Electronics Co., Ltd.	8,123,684	1,708,831
AppLovin Corp., Class A (a)	2,731,720	1,674,790
Western Digital Corp.	2,901,510	1,541,311
Fair Isaac Corp. (a)	842,857	1,054,069
Salesforce, Inc.	5,084,207	971,592
Cisco Systems, Inc.	7,573,148	911,958
Arista Networks, Inc. (a)	5,650,367	901,064
Akamai Technologies, Inc. (a)	5,891,626	881,034
Texas Instruments, Inc.	2,523,920	771,512
First Solar, Inc. (a)	2,238,340	686,700
Cadence Design Systems, Inc. (a)	1,677,616	628,989
Aurora Innovation, Inc., Class A (a)	80,380,571	589,993
Constellation Software, Inc.	285,411	584,388
Advanced Micro Devices, Inc. (a)	1,087,341	561,177
Lam Research Corp.	1,705,400	542,624
ARM Holdings PLC (ADR) (a)	1,303,982	460,684
Corning, Inc.	2,447,634	443,413
Coherent Corp. (a)	1,122,656	405,806
Tower Semiconductor, Ltd. (a)	1,525,388	389,325
SAP SE	2,092,166	378,881
Palo Alto Networks, Inc. (a)	1,291,158	363,706
OpenAI Group PBC, Class A (a)(b)(c)	457,540	314,644
Anthropic, PBC (a)(b)(c)	519,146	305,782
QUALCOMM, Inc.	1,177,453	295,564
DocuSign, Inc. (a)	5,281,035	277,360
Hewlett Packard Enterprise Co.	5,765,150	248,132
Stripe, LLC, Class B (a)(b)(c)	3,534,894	222,698
Cerebras Systems, Inc., Class A (a)	856,177	202,905
The Growth Fund of America — Page 1 of 13

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
Lattice Semiconductor Corp. (a)	1,375,514	$202,311
MKS, Inc.	607,811	197,089
Adobe, Inc. (a)	757,262	196,290
Monday.com, Ltd. (a)	2,343,412	195,956
TTM Technologies, Inc. (a)	977,562	169,822
Seagate Technology Holdings PLC	175,628	154,518
Synopsys, Inc. (a)	304,474	144,814
HubSpot, Inc. (a)	652,028	143,857
Palantir Technologies, Inc., Class A (a)	878,703	137,552
RingCentral, Inc., Class A	2,993,914	129,666
Intuit, Inc.	324,837	107,693
Ciena Corp. (a)	177,465	102,971
Klaviyo, Inc., Class A (a)	5,274,602	83,550
Cipher Digital, Inc. (a)	2,872,475	67,934
Unity Software, Inc. (a)	1,740,000	53,018
Accenture PLC, Class A	282,228	52,796
Keysight Technologies, Inc. (a)	124,778	42,216
IREN, Ltd. (a)	500,000	31,770
Fabrinet, non-registered shares (a)	47,880	31,321
TE Connectivity PLC	134,513	28,706
		137,216,401
Consumer discretionary 12.89%
Amazon.com, Inc. (a)	51,962,609	14,063,160
Tesla, Inc. (a)	20,671,940	9,008,625
Royal Caribbean Cruises, Ltd. (d)	16,396,477	4,666,929
Starbucks Corp.	23,445,861	2,324,892
MercadoLibre, Inc. (a)	1,351,927	2,292,395
Carvana Co., Class A (a)	29,454,807	2,150,201
D.R. Horton, Inc.	12,328,562	1,813,408
Burlington Stores, Inc. (a)(d)	3,900,600	1,263,131
DoorDash, Inc., Class A (a)	6,761,020	1,076,963
Booking Holdings, Inc.	5,246,479	878,418
General Motors Co.	10,000,000	832,400
NVR, Inc. (a)	116,169	709,188
Hilton Worldwide Holdings, Inc.	1,550,240	507,952
DraftKings, Inc., Class A (a)	18,687,749	457,663
NIKE, Inc., Class B	9,659,472	446,557
Flutter Entertainment PLC (a)	4,371,900	423,987
Chipotle Mexican Grill, Inc. (a)	11,523,006	367,123
Wayfair, Inc., Class A (a)	4,568,978	330,154
Hermes International	149,144	281,818
Home Depot, Inc.	867,675	275,174
TopBuild Corp. (a)	582,928	243,361
Floor & Decor Holdings, Inc., Class A (a)	4,027,951	207,037
Rivian Automotive, Inc., Class A (a)	12,382,020	201,827
TJX Cos., Inc. (The)	1,288,000	199,318
Lennar Corp., Class A	2,148,817	192,921
Toll Brothers, Inc.	1,297,026	179,690
O’Reilly Automotive, Inc. (a)	2,010,598	174,681
Aramark	2,907,843	155,221
Viking Holdings, Ltd. (a)	1,323,352	121,894
AutoZone, Inc. (a)	36,636	107,534
Texas Roadhouse, Inc.	562,570	101,611
Metaplanet, Inc. (a)	48,674,100	88,935
The Growth Fund of America — Page 2 of 13

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Yum! Brands, Inc.	475,851	$70,402
McDonald’s Corp.	247,207	69,020
Marriott International, Inc., Class A	158,020	59,352
Service Corp. International	759,166	57,082
PulteGroup, Inc.	416,847	49,263
SharkNinja, Inc. (a)	211,832	25,820
Caesars Entertainment, Inc. (a)	558,502	16,224
		46,491,331
Communication services 12.78%
Alphabet, Inc., Class A	28,798,782	10,953,329
Alphabet, Inc., Class C	28,343,216	10,669,237
Meta Platforms, Inc., Class A	23,235,243	14,696,524
Netflix, Inc. (a)	55,593,083	4,782,117
SoftBank Group Corp.	30,534,792	1,436,198
Live Nation Entertainment, Inc. (a)	6,011,636	1,012,420
ROBLOX Corp., Class A (a)	19,378,164	913,680
Reddit, Inc., Class A (a)	3,856,813	678,799
AT&T, Inc.	20,000,000	496,000
Spotify Technology SA (a)	308,003	153,287
Verizon Communications, Inc.	2,508,581	119,935
Walt Disney Co. (The)	1,074,904	109,457
Nintendo Co., Ltd.	904,500	40,595
Epic Games, Inc. (a)(b)(c)	84,249	33,444
Stubhub Holdings, Inc., Class A (a)	785,445	7,745
		46,102,767
Industrials 8.98%
Uber Technologies, Inc. (a)	53,216,444	3,746,438
TransDigm Group, Inc.	2,530,271	3,183,891
General Electric Co.	8,592,282	2,781,837
Boeing Co. (The) (a)	9,444,408	2,183,075
FTAI Aviation, Ltd. (d)	6,169,314	1,606,119
Caterpillar, Inc.	1,706,913	1,495,034
United Airlines Holdings, Inc. (a)	12,616,788	1,448,407
Rolls-Royce Holdings PLC	79,515,386	1,432,133
Recruit Holdings Co., Ltd.	20,429,500	1,355,852
Quanta Services, Inc.	1,690,373	1,203,089
GE Vernova, Inc.	1,099,084	1,064,265
Rocket Lab Corp. (a)	6,197,127	889,164
Deere & Co.	1,275,106	691,337
RTX Corp.	3,789,893	680,892
Northrop Grumman Corp.	1,195,566	673,917
HEICO Corp.	1,601,921	557,757
HEICO Corp., Class A	303,153	78,762
Bombardier, Inc., Class B (a)	2,366,796	533,892
XPO, Inc. (a)	2,425,379	519,637
Ryanair Holdings PLC	13,934,212	408,434
Ryanair Holdings PLC (ADR)	1,497,100	90,994
Carrier Global Corp.	7,125,272	455,091
Ingersoll-Rand, Inc.	6,310,592	452,091
CSX Corp.	9,875,851	446,981
Delta Air Lines, Inc.	5,057,298	417,126
United Rentals, Inc.	416,068	414,266
Equifax, Inc.	2,470,499	409,584
The Growth Fund of America — Page 3 of 13

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Airbus SE, non-registered shares	1,853,030	$388,399
Union Pacific Corp.	1,207,765	317,207
ATI, Inc. (a)	1,663,011	291,293
Safran SA	689,995	246,031
Automatic Data Processing, Inc.	864,887	191,867
SPX Technologies, Inc. (a)	872,672	189,073
Republic Services, Inc.	931,408	186,691
Loar Holdings, Inc. (a)	2,650,504	170,905
Copart, Inc. (a)	4,286,736	140,476
Lockheed Martin Corp.	257,990	136,851
Waste Management, Inc.	572,079	120,972
GFL Environmental, Inc., subordinate voting shares	3,509,947	117,724
Siemens Energy AG	603,599	114,927
APi Group Corp. (a)	2,681,715	109,950
Trane Technologies PLC	211,864	95,614
TransUnion	1,279,251	91,543
Watsco, Inc.	198,375	72,824
Builders FirstSource, Inc. (a)	758,877	57,872
Einride AB (a)(b)(c)	4,556,174	42,190
Einride AB (EUR denominated) (a)(b)(c)	842,466	7,801
Tetra Tech, Inc.	1,647,990	45,303
Willscot Holdings Corp., Class A	1,587,237	40,840
		32,396,418
Health care 8.95%
Eli Lilly and Co.	9,509,332	10,507,812
Vertex Pharmaceuticals, Inc. (a)(d)	12,497,307	5,593,045
Alnylam Pharmaceuticals, Inc. (a)(d)	7,670,994	2,316,487
HCA Healthcare, Inc.	4,004,292	1,515,785
UnitedHealth Group, Inc.	3,545,507	1,348,392
Intuitive Surgical, Inc. (a)	2,749,535	1,167,562
Amgen, Inc.	3,336,048	1,123,548
Thermo Fisher Scientific, Inc.	1,656,561	815,873
Moderna, Inc. (a)	14,500,000	684,255
Insmed, Inc. (a)	6,254,890	668,710
AbbVie, Inc.	2,973,074	647,298
Boston Scientific Corp. (a)	13,027,839	629,375
Danaher Corp.	3,334,548	609,122
Ionis Pharmaceuticals, Inc. (a)	7,668,655	586,652
Illumina, Inc. (a)	2,744,359	447,221
Revolution Medicines, Inc. (a)	2,420,622	381,200
Mettler-Toledo International, Inc. (a)	306,928	362,353
Royalty Pharma PLC, Class A	6,412,195	357,544
Medline, Inc., Class A (a)	9,004,855	329,217
Zimmer Biomet Holdings, Inc.	3,738,953	307,828
Abbott Laboratories	3,386,995	289,927
Ascendis Pharma AS (a)	1,209,675	271,100
Natera, Inc. (a)	988,724	220,851
EssilorLuxottica SA	1,011,012	206,545
Guardant Health, Inc. (a)	1,263,832	163,906
Merck & Co., Inc.	1,237,124	146,871
Johnson & Johnson	567,700	127,920
IQVIA Holdings, Inc. (a)	466,950	85,083
Tenet Healthcare Corp. (a)	472,101	82,769
CRISPR Therapeutics AG (a)	1,414,053	79,441
The Growth Fund of America — Page 4 of 13

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Zoetis, Inc., Class A	982,384	$76,321
Stryker Corp.	242,400	73,954
Align Technology, Inc. (a)	280,345	49,046
		32,273,013
Financials 6.67%
Visa, Inc., Class A	9,923,837	3,238,743
Mastercard, Inc., Class A	4,574,989	2,259,953
Affirm Holdings, Inc., Class A (a)	23,392,738	1,722,875
KKR & Co., Inc.	16,047,237	1,539,572
Goldman Sachs Group, Inc.	1,169,967	1,199,871
Apollo Asset Management, Inc.	9,041,804	1,163,771
Progressive Corp.	5,489,835	1,045,265
Block, Inc., Class A (a)	13,636,084	1,032,524
Wells Fargo & Co.	10,718,991	831,151
Bank of America Corp.	15,383,905	793,810
Brookfield Corp., Class A	14,490,084	660,603
Truist Financial Corp.	12,008,251	578,918
Rocket Companies, Inc., Class A (a)	37,840,895	549,071
Ares Management Corp., Class A	4,092,559	525,894
BlackRock, Inc.	497,233	520,543
Fannie Mae (a)	72,690,442	514,648
Toast, Inc., Class A (a)	17,954,190	467,348
LPL Financial Holdings, Inc.	1,614,407	441,976
UBS Group AG	9,262,139	439,523
JPMorgan Chase & Co.	1,447,272	433,183
Marsh & McLennan Cos., Inc.	2,290,688	366,441
Federal Home Loan Mortgage Corp. (a)	53,256,526	338,472
Robinhood Markets, Inc., Class A (a)	3,116,224	293,860
Capital One Financial Corp.	1,516,449	284,986
Blue Owl Capital, Inc., Class A	26,745,823	274,947
Tradeweb Markets, Inc., Class A	2,700,140	270,689
Brown & Brown, Inc.	4,706,804	264,758
Nu Holdings, Ltd., Class A (a)	20,019,745	262,859
American Express Co.	744,012	235,458
Berkshire Hathaway, Inc., Class B (a)	453,257	215,061
Adyen NV (a)	180,767	198,048
Coinbase Global, Inc., Class A (a)	1,000,000	189,030
Blackstone, Inc.	1,443,627	168,861
Morgan Stanley	701,903	145,996
Intercontinental Exchange, Inc.	963,973	142,523
Chime Financial, Inc., Class A (a)	5,947,950	110,632
Kinsale Capital Group, Inc.	308,689	94,079
East West Bancorp, Inc.	579,997	71,073
S&P Global, Inc.	156,639	66,415
Galaxy Digital, Inc., Class A (a)(c)	1,626,400	48,109
Trupanion, Inc. (a)	1,643,625	35,864
		24,037,403
Consumer staples 1.87%
Philip Morris International, Inc.	16,199,211	2,873,416
Costco Wholesale Corp.	1,503,191	1,437,532
L’Oreal SA, bonus shares	1,239,350	553,006
Walmart, Inc.	4,576,616	529,743
Performance Food Group Co. (a)	3,837,229	376,778
The Growth Fund of America — Page 5 of 13

unaudited
Common stocks (continued) Consumer staples (continued)	Shares	Value (000)
Avenue Supermarts, Ltd. (a)	6,584,786	$281,032
Caseys General Stores, Inc.	365,069	280,059
BJ’s Wholesale Club Holdings, Inc. (a)	1,546,549	131,890
Estee Lauder Cos., Inc. (The), Class A	1,016,524	90,420
Dollar Tree Stores, Inc. (a)	611,604	71,215
PepsiCo, Inc.	473,557	68,282
Coca-Cola Co.	821,446	64,902
		6,758,275
Materials 1.78%
Steel Dynamics, Inc.	3,527,611	917,708
Sherwin-Williams Co.	2,816,958	855,905
Albemarle Corp.	3,993,326	704,503
Linde PLC	1,239,614	616,943
Air Products and Chemicals, Inc.	1,703,544	474,641
Barrick Mining Corp.	9,981,603	424,717
Dow, Inc.	12,260,916	413,806
Glencore PLC	50,000,000	382,328
Wheaton Precious Metals Corp.	2,568,623	340,599
Vale SA (ADR), ordinary nominative shares	14,517,058	235,902
Royal Gold, Inc.	874,214	196,244
Southern Copper Corp.	914,724	174,987
Freeport-McMoRan, Inc.	2,212,320	145,372
Agnico Eagle Mines, Ltd.	704,893	129,101
Lundin Mining Corp.	4,276,661	127,743
First Quantum Minerals, Ltd. (a)	4,069,610	125,278
Corteva, Inc.	1,268,345	99,286
James Hardie Industries PLC (a)	2,532,227	58,950
		6,424,013
Energy 1.52%
EOG Resources, Inc.	8,961,024	1,195,222
Exxon Mobil Corp.	6,244,349	907,054
TechnipFMC PLC	12,000,000	821,040
ConocoPhillips	4,595,062	523,745
Halliburton Co.	10,765,398	418,236
Diamondback Energy, Inc.	1,647,641	315,491
Ovintiv, Inc.	4,615,296	258,641
Canadian Natural Resources, Ltd. (CAD denominated)	5,660,516	257,436
Cenovus Energy, Inc. (CAD denominated)	7,173,906	198,048
EQT Corp.	3,574,188	196,330
Chevron Corp.	872,795	159,250
SLB, Ltd.	2,225,576	121,405
Permian Resources Corp., Class A	4,957,423	95,331
		5,467,229
Real estate 0.63%
Welltower, Inc. REIT	7,264,924	1,491,707
American Tower Corp. REIT	1,956,728	365,830
Zillow Group, Inc., Class C, nonvoting shares (a)	6,941,807	242,963
CoStar Group, Inc. (a)	4,823,033	155,302
		2,255,802
The Growth Fund of America — Page 6 of 13

unaudited
Common stocks (continued) Utilities 0.48%	Shares	Value (000)
Constellation Energy Corp.	4,257,288	$1,225,034
Vistra Corp.	1,686,468	270,223
Southern Co. (The)	1,642,966	151,235
NextEra Energy, Inc.	876,856	76,295
Talen Energy Corp. (a)	58,280	22,543
		1,745,330
Total common stocks (cost: $141,176,972,000)		341,167,982
Preferred securities 2.55% Information technology 1.73%
Anthropic, PBC, Class G-1, preferred shares (a)(b)(c)	5,075,585	2,989,568
Anthropic, PBC, Class F, preferred shares (a)(b)(c)	2,859,590	1,684,325
Databricks, Inc., Series J, preferred shares (a)(b)(c)	2,241,043	405,450
Databricks, Inc., Class L, preferred shares (a)(b)(c)	642,100	116,169
Databricks, Inc., Series K, preferred shares (a)(b)(c)	423,300	76,583
Stripe, LLC, Series I, 6.00% noncumulative preferred shares (a)(b)(c)	7,098,300	447,193
Stripe, LLC, Series BB-1, 6.00% noncumulative preferred shares (a)(b)(c)	604,130	38,060
Stripe, LLC, Series G, 6.00% noncumulative preferred shares (a)(b)(c)	396,250	24,964
Stripe, LLC, Series H, 6.00% noncumulative preferred shares (a)(b)(c)	376,444	23,716
Stripe, LLC, Series BB, 6.00% noncumulative preferred shares (a)(b)(c)	214,287	13,500
Crusoe Inc, Series E, preferred shares (a)(b)(c)	1,162,528	158,836
PsiQuantum Corp., Series E, preferred shares (a)(b)(c)	2,330,099	114,781
PsiQuantum Corp., Series D, preferred shares (a)(b)(c)	613,889	29,430
Reflection AI, Inc., Series C, preferred shares (a)(b)(c)	695,711	58,274
Groq, Inc., Series D-3, preferred shares (a)(b)(c)	87,029	25,266
Tipalti Solutions, Ltd., Series F, preferred shares (a)(b)(c)	3,800,381	18,584
		6,224,699
Financials 0.71%
Fannie Mae, Series S, 8.25% noncumulative preferred shares (a)	93,553,530	1,188,130
Fannie Mae, Series T, 8.25% noncumulative preferred shares (a)	11,018,208	115,140
Fannie Mae, Series O, 7.00% noncumulative preferred shares (a)	1,737,998	34,777
Fannie Mae, Series R, 7.625% noncumulative preferred shares (a)	2,137,016	21,798
Fannie Mae, Series P, (3-month USD CME Term SOFR + 0.75%) 4.711% perpetual noncumulative preferred shares (a)(e)	2,022,626	19,417
Fannie Mae, Series Q, 6.75% noncumulative preferred shares (a)	1,926,782	19,373
Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative preferred shares (a)	94,828,533	1,137,942
Federal Home Loan Mortgage Corp., Series V, 5.57% noncumulative preferred shares (a)	1,966,652	18,978
Federal Home Loan Mortgage Corp., Series X, 6.02% noncumulative preferred shares (a)	238,812	2,295
		2,557,850
Consumer discretionary 0.07%
Waymo, LLC, Series A-2, 8.00% noncumulative preferred shares (a)(b)(c)	1,164,589	196,501
Waymo, LLC, Series D, preferred shares (a)(b)(c)	267,300	43,923
Waymo, LLC, Series B-2, noncumulative preferred shares (a)(b)(c)	163,537	27,837
		268,261
Industrials 0.04%
Anduril Industries, Inc., Class H, preferred shares (a)(b)(c)	2,114,708	145,815
Total preferred securities (cost: $4,619,439,000)		9,196,625
The Growth Fund of America — Page 7 of 13

unaudited
Rights & warrants 0.01% Industrials 0.01%	Shares	Value (000)
Einride AB warrants, expire 3/31/2030 (a)(b)(c)	1,735,044	$16,067
Information technology 0.00%
Constellation Software, Inc., warrants, expire 3/31/2040 (a)(b)	180,549	— (f)
Total rights & warrants (cost: $16,065,000)		16,067
Convertible stocks 0.25% Information technology 0.25%
OpenAI Group PBC, Class A-2, convertible preferred shares (b)(c)	945,843	650,444
OpenAI, Inc., convertible preferred shares (b)(c)	378,996	260,630
Total convertible stocks (cost: $438,313,000)		911,074
Convertible bonds & notes 0.02% Industrials 0.02%	Principal amount (000)
Uber Technologies, Inc., convertible notes, 0% 5/15/2028	USD68,570	82,159
Total convertible bonds & notes (cost: $68,570,000)		82,159
Short-term securities 2.57% Money market investments 2.57%	Shares
Capital Group Central Cash Fund 3.67% (d)(g)	92,685,723	9,267,646
Total short-term securities (cost: $9,267,865,000)		9,267,646
Total investment securities 100.00% (cost: $155,587,224,000)		360,641,553
Other assets less liabilities (0.00)%		(13,020)
Net assets 100.00%		$360,628,533
The Growth Fund of America — Page 8 of 13

unaudited
Investments in affiliates (d)

	Value at 9/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 5/31/2026 (000)	Dividend or interest income (000)
Common stocks 2.73%
Information technology 0.00%
Unity Software, Inc. (a)(h)	$834,290	$—	$403,220	$(110,301)	$(267,751)	$—	$—
Consumer discretionary 1.64%
Royal Caribbean Cruises, Ltd.	7,651,993	447,490	1,962,898	1,166,421	(2,636,077)	4,666,929	65,224
Burlington Stores, Inc. (a)	1,190,095	73,494	121,975	(97)	121,614	1,263,131	—
Caesars Entertainment, Inc. (a)(h)	343,678	—	270,297	(259,759)	202,602	—	—
Metaplanet, Inc. (a)(h)	48,607	228,467	43,130	(99,843)	(45,166)	—	—
Polaris, Inc. (i)	217,153	—	241,027	(187,755)	211,629	—	6,304
						5,930,060
Industrials 0.45%
FTAI Aviation, Ltd.	571,542	591,429	—	—	443,148	1,606,119	6,544
ATI, Inc. (a)(h)	515,882	242,269	996,349	860,808	(331,317)	—	—
Dayforce, Inc. (a)(i)	643,561	—	633,043	56,959	(67,477)	—	—
XPO, Inc. (a)(h)	993,375	—	777,270	270,522	33,010	—	—
						1,606,119
Health care 0.64%
Alnylam Pharmaceuticals, Inc. (a)	4,545,952	185,396	1,096,820	303,625	(1,621,666)	2,316,487	—
Vertex Pharmaceuticals, Inc. (a)(h)	4,690,087	845,350	621,690	(46,214)	725,512	—	—
						2,316,487
Total common stocks						9,852,666
Short-term securities 2.57%
Money market investments 2.57%
Capital Group Central Cash Fund 3.67% (g)	8,649,484	30,037,876	29,418,222	245	(1,737)	9,267,646	236,585
Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 3.67% (g)	56,191		56,191 (j)				— (k)
Total short-term securities						9,267,646
Total 5.30%				$1,954,611	$(3,233,676)	$19,120,312	$314,657
Restricted securities (c)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Anthropic, PBC, Class G-1, preferred shares (a)(b)	1/27/2026-2/12/2026	$1,315,269	$2,989,568	0.83%
Anthropic, PBC, Class F, preferred shares (a)(b)	8/29/2025	403,109	1,684,325	0.47
Anthropic, PBC (a)(b)	3/26/2026	134,530	305,782	0.08
OpenAI Group PBC, Class A-2, convertible preferred shares (b)	10/28/2025	177,682	650,444	0.18
OpenAI Group PBC, Class A (a)(b)	10/28/2025	196,742	314,644	0.09
OpenAI, Inc., convertible preferred shares (b)	3/31/2026	260,631	260,630	0.07
Stripe, LLC, Series I, 6.00% noncumulative preferred shares (a)(b)	3/15/2023	142,918	447,193	0.12
Stripe, LLC, Class B (a)(b)	5/6/2021-4/2/2026	195,738	222,698	0.06
Stripe, LLC, Series BB-1, 6.00% noncumulative preferred shares (a)(b)	8/24/2023	13,012	38,060	0.01
Stripe, LLC, Series G, 6.00% noncumulative preferred shares (a)(b)	9/29/2023	8,909	24,964	0.01
Stripe, LLC, Series H, 6.00% noncumulative preferred shares (a)(b)	3/15/2021	15,105	23,716	0.01
Stripe, LLC, Series BB, 6.00% noncumulative preferred shares (a)(b)	8/24/2023	4,615	13,500	0.00 (l)
The Growth Fund of America — Page 9 of 13

unaudited
Restricted securities (c) (continued)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Databricks, Inc., Series J, preferred shares (a)(b)	12/17/2024	$207,296	$405,450	0.12%
Databricks, Inc., Class L, preferred shares (a)(b)	12/16/2025	121,999	116,169	0.03
Databricks, Inc., Series K, preferred shares (a)(b)	9/8/2025	63,495	76,583	0.02
Waymo, LLC, Series A-2, 8.00% noncumulative preferred shares (a)(b)	5/1/2020	100,000	196,501	0.05
Waymo, LLC, Series D, preferred shares (a)(b)	2/2/2026	43,922	43,923	0.01
Waymo, LLC, Series B-2, noncumulative preferred shares (a)(b)	6/11/2021	15,000	27,837	0.01
Crusoe Inc, Series E, preferred shares (a)(b)	10/8/2025	97,662	158,836	0.04
Anduril Industries, Inc., Class H, preferred shares (a)(b)	4/1/2026-5/12/2026	145,815	145,815	0.04
PsiQuantum Corp., Series E, preferred shares (a)(b)	3/17/2025-6/3/2025	95,828	114,781	0.03
PsiQuantum Corp., Series D, preferred shares (a)(b)	5/28/2021	16,100	29,430	0.01
Einride AB (a)(b)	7/14/2025	49,169	42,190	0.01
Einride AB warrants, expire 3/31/2030 (a)(b)	4/13/2026	16,065	16,067	0.01
Einride AB (EUR denominated) (a)(b)	2/1/2023	9,092	7,801	0.00 (l)
Reflection AI, Inc., Series C, preferred shares (a)(b)	4/17/2026	58,274	58,274	0.02
Galaxy Digital, Inc., Class A (a)	10/10/2025	58,550	48,109	0.01
Epic Games, Inc. (a)(b)	3/29/2021	74,560	33,444	0.01
Groq, Inc., Series D-3, preferred shares (a)(b)	9/17/2025	2,799	25,266	0.01
Tipalti Solutions, Ltd., Series F, preferred shares (a)(b)	12/1/2021	65,065	18,584	0.01
Total		$4,108,951	$8,540,584	2.37%

(a)	Non-income producing.
(b)	Value determined using significant unobservable inputs.
(c)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(d)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(e)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(f)	Amount less than one thousand.
(g)	Rate represents the seven-day yield at 5/31/2026.
(h)	Affiliated issuer during the reporting period but no longer an affiliate at 5/31/2026. Refer to the investment portfolio for the security value at 5/31/2026.
(i)	Affiliated issuer during the reporting period but no longer held at 5/31/2026.
(j)	Represents net activity.
(k)	Dividend income is included with securities lending income and is not shown in this table.
(l)	Amount less than 0.01%.
The Growth Fund of America — Page 10 of 13

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results
The Growth Fund of America — Page 11 of 13

unaudited
of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of May 31, 2026, were as follows (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$136,373,277	$—	$843,124	$137,216,401
Consumer discretionary	46,491,331	—	—	46,491,331
Communication services	46,069,323	—	33,444	46,102,767
Industrials	32,346,427	—	49,991	32,396,418
Health care	32,273,013	—	—	32,273,013
Financials	24,037,403	—	—	24,037,403
Consumer staples	6,205,269	553,006	—	6,758,275
Materials	6,424,013	—	—	6,424,013
Energy	5,467,229	—	—	5,467,229
Real estate	2,255,802	—	—	2,255,802
Utilities	1,745,330	—	—	1,745,330
Preferred securities	2,557,850	—	6,638,775	9,196,625
Rights & warrants	—	—	16,067	16,067
Convertible stocks	—	—	911,074	911,074
Convertible bonds & notes	—	82,159	—	82,159
Short-term securities	9,267,646	—	—	9,267,646
Total	$351,513,913	$635,165	$8,492,475	$360,641,553
The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the nine months ended May 31, 2026 (dollars in thousands):
	Common stocks	Preferred securities	Rights & warrants	Convertible stocks	Total
Beginning value at 9/1/2025	$162,596	$1,309,707	$444,205	$2,978	$1,919,486
Transfers into Level 3*	—	—	—	—	—
Purchases	503,648	1,921,436	16,066	438,313	2,879,463
Sales	(7)	(182,611)	(177,682)	— †	(360,300)
Net realized gain (loss)	(82,993)	88,032	—	(45,346)	(40,307)
Unrealized appreciation (depreciation)	343,315	3,502,211	(266,522)	515,129	4,094,133
Transfers out of Level 3*	—	—	—	—	—
Ending value at 5/31/2026	926,559	6,638,775	16,067	911,074	8,492,475
Net unrealized appreciation during the period on Level 3 investment securities held at 5/31/2026	282,355	3,506,792	— †	472,762	4,261,909
*
Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.
†
Amount less than one thousand.
The Growth Fund of America — Page 12 of 13

unaudited
Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):
	Value at 5/31/2026	Valuation techniques	Unobservable inputs	Range (if applicable)	Weighted average*	Impact to valuation from an increase in input†
Common stocks	$926,559	Market compa- rables	EV/Sales multiple	4.5x	4.5x	Increase
		Transaction	Transaction price	Not applicable	Not applicable	Not applicable
Preferred securities	6,638,775	Transaction	Transaction price	Not applicable	Not applicable	Not applicable
			Expected proceeds	Not applicable	Not applicable	Not applicable
		Market compa- rables	EV/Sales multiple	12.0x - 21.5x	17.0x	Increase
			EV/Gross Profit multiple	6.0x	6.0x	Increase
			Transaction price	Not applicable	Not applicable	Not applicable
			Premium to transaction price	20%	20%	Increase
Rights & warrants	16,067	Estimated recovery value	Expected proceeds	Not applicable	Not applicable	Not applicable
		Transaction	Transaction price	Not applicable	Not applicable	Not applicable
Convertible securities	911,074	Transaction	Transaction price	Not applicable	Not applicable	Not applicable
	$8,492,475
*
Weighted average is by relative fair value.
†
This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
CME = CME Group
EUR = Euros
EV = Enterprise value
REIT = Real Estate Investment Trust
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2026 Capital Group. All rights reserved.
MFGEFP3-005-0726
The Growth Fund of America — Page 13 of 13